Fixed assets and assets held for sale	6 Months Ended
Jun. 30, 2018
Property Plant And Equipment [Abstract]
Fixed assets

4. Fixed assets and assets held for sale

  Vessels, net

An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2018	$1,738,515	$(473,319)	$1,265,196
Acquisitions & improvements	74,913	-	74,913
Depreciation for the period	-	(35,937)	(35,937)
Balance as at June 30, 2018	$1,813,428	(509,256)	1,304,172

All of the Partnership’s vessels as of June 30, 2018 have been provided as collateral to secure the Partnership’s credit facilities.

On May 4, 2018, pursuant to the agreement the Partnership had entered into in January 2018 and the Share Purchase Agreement (“SPA”) entered into with CMTC on May 4, 2018, acquired the shares of the company owning the M/T Anikitos an eco-type medium range product tanker (50,082 dwt IMO II/III Chemical Product Tanker built in 2016, Samsung Heavy Industries (Ningbo) Co., Ltd.) for a total consideration of $31,500, comprising $15,875 in cash and the assumption of the then outstanding balance of $15,625 (the “Anikitos Tranche”) of a credit facility (“2015 credit facility”) previously arranged by CMTC with ING Bank NV (Note 6). The Partnership also assumed CMTC’s guarantee with respect to this loan. The Partnership accounted for this acquisition as acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset, the M/T Anikitos. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Partnership allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in the Partnership’s financial statements at a value of $31,004 and the above market acquired charter at a value of $496 (Note 5).

On January 17, 2018, the Partnership entered into an SPA with CMTC for the purchase of the shares of the company owning the M/T Aristaios, a 113,689 DWT crude oil tanker, for a total consideration of $52,500 comprising $24,167 in cash and the assumption of the then outstanding balance of $28,333 of Advance A of a credit facility (the “Aristaios credit facility”) previously arranged by CMTC with Credit Agricole Corporate and Investment Bank and ING Bank NV (Note 6). The Partnership also assumed CMTC’s guarantee with respect to this loan. The Partnership accounted for this acquisition as acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset, the M/T Aristaios. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Partnership allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in the Partnership’s financial statements at a value of $42,955 and the above market acquired charter at a value of $9,545 (Note 5).

  Improvements

During the six-month period ended June 30, 2018 and 2017, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $954 and $944 respectively and were capitalized as part of the vessels’ cost.

  Assets held for sale

An analysis of assets held for sale is as follows:

Assets held for sale
Balance as at January 1, 2018	29,027

Vessel was delivered to its buyers on April 25, 2018	(29,027)
Balance as at June 30, 2018	-

On December 22, 2017 the Partnership entered into a Memorandum of Agreement with an unrelated party for the disposal of the M/T Aristotelis at a price of $29,400. Upon entering the agreement the Partnership considered that M/T Aristotelis met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. As of January 1, 2018 the amount of $29,027 represented the vessel’s fair value less cost to sell of $28,862 and inventories of $165. Under this agreement, as amended, the vessel was delivered to its Buyer on April 25, 2018.